Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.078%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,708,315.59

Principal:
Principal Collections	$24,092,102.12
Prepayments in Full	$10,583,819.75
Liquidation Proceeds	$608,389.46
Recoveries	$59,707.92
Sub Total	$35,344,019.25
Collections	$38,052,334.84

Purchase Amounts:
Purchase Amounts Related to Principal	$150,972.38
Purchase Amounts Related to Interest	$510.83
Sub Total	$151,483.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,203,818.05

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,203,818.05
Servicing Fee	$877,094.61	$877,094.61	$0.00	$0.00	$37,326,723.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,326,723.44
Interest - Class A-2a Notes	$201,310.27	$201,310.27	$0.00	$0.00	$37,125,413.17
Interest - Class A-2b Notes	$130,851.56	$130,851.56	$0.00	$0.00	$36,994,561.61
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$36,571,178.28
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$36,418,570.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,418,570.28
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$36,357,659.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,357,659.03
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$36,310,686.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,310,686.03
Regular Principal Payment	$32,760,491.73	$32,760,491.73	$0.00	$0.00	$3,550,194.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,550,194.30
Residual Released to Depositor	$0.00	$3,550,194.30	$0.00	$0.00	$0.00
Total		$38,203,818.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,760,491.73
Total					$32,760,491.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,576,565.03	$71.19	$201,310.27	$0.73	$19,777,875.30	$71.92
Class A-2b Notes	$13,183,926.70	$71.19	$130,851.56	$0.71	$13,314,778.26	$71.90
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$32,760,491.73	$24.88	$1,016,037.41	$0.77	$33,776,529.14	$25.65

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$223,678,074.56	0.8133748	$204,101,509.53	0.7421873
Class A-2b Notes	$150,637,016.02	0.8133748	$137,453,089.32	0.7421873
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$942,645,090.58	0.7158442	$909,884,598.85	0.6909659

Pool Information
Weighted Average APR	2.943%	2.933%
Weighted Average Remaining Term	49.00	48.14
Number of Receivables Outstanding	48,226	47,457
Pool Balance	$1,052,513,526.26	$1,016,508,147.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$977,494,367.60	$944,367,212.13
Pool Factor	0.7410510	0.7157004

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$15,247,622.21
Yield Supplement Overcollateralization Amount	$72,140,934.89
Targeted Overcollateralization Amount	$106,623,548.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,623,548.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$570,095.53
(Recoveries)		27	$59,707.92
Net Loss for Current Collection Period			$510,387.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5819%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3369%
Second Prior Collection Period			0.4481%
Prior Collection Period			0.6880%
Current Collection Period			0.5920%
Four Month Average (Current and Prior Three Collection Periods)			0.5163%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		915	$3,162,453.82
(Cumulative Recoveries)			$134,543.08
Cumulative Net Loss for All Collection Periods			$3,027,910.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2132%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,456.23
Average Net Loss for Receivables that have experienced a Realized Loss			$3,309.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	457	$10,719,786.60
61-90 Days Delinquent	0.15%	66	$1,536,202.93
91-120 Days Delinquent	0.06%	16	$567,375.57
Over 120 Days Delinquent	0.05%	16	$471,604.02
Total Delinquent Receivables	1.31%	555	$13,294,969.12

Repossession Inventory:
Repossessed in the Current Collection Period		33	$904,029.53
Total Repossessed Inventory		58	$1,585,097.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1326%
Prior Collection Period			0.1825%
Current Collection Period			0.2065%
Three Month Average			0.1739%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2533%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer